Commitments for Expenditure (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Schedule of Operating Lease Commitment

	Consolidated
	30 June 2019 $	30 June 2018 $
Lease commitments—operating
Committed at the reporting date but not recognized as liabilities, payable:
Within one year	126,148	117,562
One to five years	137,417	21,600

	263,565	139,162